Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

14.  Inventories

	At December 31,
	2024	2023
	$’m	$’m
Raw materials and consumables	244	300
Work-in-progress	3	3
Finished goods	135	166
	382	469

Certain inventories held by the Group have been pledged as security under the Group’s Global Asset Based Loan Facility (note 20). There were no drawings under this facility at December 31, 2024 (2023: $nil).

The amounts recognized as a write-down in inventories or as a reversal of a write-down for the year ended December 31, 2024 were not material (2023: not material).

At December 31, 2024, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold is $1 million (2023: gain of $1 million).